Summary of Significant Accounting Policies - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	$ 40,944,770	$ 34,279,022	$ 20,955,188
Equipment Structural Parts [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	36,456,054	25,526,870	3,347,023
Cubic Parking Garage [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	4,040,079	8,012,037	16,957,314
Maintenance Services [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	429,572	584,696	645,420
Others [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	19,065	155,419	5,431
Performance Obligations Satisfied Over Time [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	429,572	584,696	645,420
Performance Obligations Satisfied at a Point in Time [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	$ 40,515,198	$ 33,694,326	$ 20,309,768